Annual Total Returns - Templeton Growth VIP Fund [BarChart] - FTVIP Class 2-66 - Templeton Growth VIP Fund - Class 2	Oct. 01, 2020
Bar Chart Table:
Annual Return 2010	7.39%
Annual Return 2011	(6.97%)
Annual Return 2012	21.07%
Annual Return 2013	30.82%
Annual Return 2014	(2.81%)
Annual Return 2015	(6.49%)
Annual Return 2016	9.62%
Annual Return 2017	18.50%
Annual Return 2018	(14.85%)
Annual Return 2019	15.15%